Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011 installment	Dec. 31, 2011	May 12, 2009 Patent	Apr. 15, 2008 Patent	Feb. 28, 2007 lawsuit	Jan. 31, 2007 Patent lawsuit	Oct. 31, 2006 Patent	Sep. 11, 2006 Partner
Commitments and contingencies
Number of new complaints alleging infringement		1
Number of additional continuation patents included		3
Number of patents requested for reexamination		3
Litigation
Commitments and contingencies
Number of business partners against whom countersuit was filed								2
Number of business patents granted under reexamination						1	1
Lawsuits pending reexamination					1	1
Number of re-examined patents concluded			1	1
Settlement charge		$ 5.0
Payment of settement amount		3.5
Amount accrued for an estimated settlement recorded in other long-term liabilities	$ 1.5
Number of equal installments in which remaining amount accrued for an estimated settlement expected to be paid	2